Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Loss for Year	The table presents the loss for the three and six months ended June 30, 2025 and 2024, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Net loss attributed to shareholders	$(22,414)	$(15,193)	$(39,799)	$(28,897)
Weighted average number of shares in issue	67,321,079	65,916,269	67,080,368	65,612,565
Basic and diluted loss per share	$(0.33)	$(0.23)	$(0.59)	$(0.44)